Average Annual Total Returns - Transamerica PIMCO Tactical - Conservative VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica PIMCO Tactical – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica PIMCO Tactical – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica PIMCO Tactical – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.22%	7.55%	4.66%	May 01, 2009	9.89%	7.27%	4.39%	May 01, 2009	18.40%	15.22%	13.88%	13.55%	[1],[2]	8.97%	[1],[2]	7.83%	[1],[2]

[1]	The Transamerica PIMCO Tactical – Conservative VP Blended Benchmark consists of the following: Bloomberg Barclays US Government/Credit Index, 52%; S&P 500®, 25%; Bloomberg Barclays Long Government/Credit Index, 13%; MSCI EAFE Index, 5%; and Russell 2000® Index, 5%.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.